Stock-Based Compensation (Schedule of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation [Abstract]
Dividend yield	3.49%	3.27%	3.30%
Expected life	10 years	10 years	7 years
Expected volatility	25.91%	25.37%	25.35%
Risk-free interest rate	3.01%	1.76%	1.39%
Weighted average fair value of options granted	$ 5.72	$ 5.61	$ 4.70